Liabilities to Credit Institutions (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Liabilities to Credit Institutions

	2023	2022
Non-current liabilities to credit institutions	114,249	2,668
Current liabilities to credit institutions	6,056	49,922
Total	120,305	52,590